RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Shanghai Tuwen Office Equipment Co., Ltd.	An entity partially owned by the non-controlling shareholder who own 45% of Changyun
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	An entity owned by the Company’s chairman and CEO
Qingdao Lixing Technology Co., Ltd.	An entity partially owned by the Supervisor of Qingdao
Kunming Jinbi Office Equipment Co., Ltd.	The general manager of this entity is the Supervisor of Kunming
Qinghai Jiayuan Mingyue Trade Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Qinghai
Anhui New Yalian Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Ningbo Lihong Information System Engineering Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Yue Yan (Shanghai) Digital Technology Co., Ltd.	An entity owned by the officer of the Company
Qinghai Chengchuang ideal Trading Co. Ltd.	An entity partially owned by the director of Qinghai
Hangzhou Shilian Office Equipment Co., Ltd	An entity partially owned by the non-controlling shareholder who own 45% of Hangzhou
Hebei Leading Future Technology Co., Ltd.	The Supervisor of this entity is the non-controlling shareholders who own 45% of Shijiazhuang
Hongkong Eshallgo Holding Group Co., Limited	An entity owned by the Company’s CEO and Director
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Shareholder of the Company
Shanghai Mingzhe Office Equipment Co., Ltd.	An entity partially owned by the officer of Lixin before April 1, 2023, the entity ceased to be a related party to the Company since April 1, 2023.
Hebei Shilong Digital Technology Co., Ltd.	The officer of this entity is the Company’s minority shareholder before April 1, 2023, the entity ceased to be a related party to the Company since April 1, 2023.
Youshi Innovation Business Group Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Beijing, the entity ceased to be a related party to the Company since April 1, 2024.
Zhidan Mao	Chairman
Qiwei Miao	Chief Executive Officer and Director
Chun Lyu	Chief Financial Officer
Yun Li	The non-controlling shareholders who own 45% of Qinghai
Peidong Xia	The non-controlling shareholders who own 45% of Changyun
Zhongyang Pan	Family memember of the non-controlling shareholders who own 45% of Suzhou

a. Accounts receivable - related parties

Accounts receivable - related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Shanghai Tuwen Office Equipment Co., Ltd.	$166,236	$30,780
Anhui New Yalian Office Equipment Co., Ltd.	64,812	132,399
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	12,823	7,619
Hebei Leading Future Technology Co., Ltd.	1,345	48,604
Others	276	13,218
Accounts receivable - related parties	$245,492	$232,620

For accounts receivable due from related parties, approximately 90.5%, or $222,281 of the March 31, 2025 balances have been subsequently collected as of August 14, 2025.

b. Advance to vendors - related parties

Advance to vendors - related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Qinghai Chengchuang Ideal Trading Co. Ltd.	$—	$105,732
Shanghai Tuwen Office Equipment Co., Ltd.	—	38,770
Qingdao Lixing Technology Co., Ltd.	—	31,195
Others	50	14,036
Advance to vendors - related parties	$50	$189,733

The Company periodically makes purchase advances to various vendors, including the related party suppliers. For advance to vendors made to related parties, all of the March 31, 2025 balances have been subsequently utilized as of August 14, 2025.

c. Due from related parties

Due from related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Qiwei Miao	$1,105,383	$59,669
Zhidan Mao	594,363	—
Hangzhou Shilian Office Equipment Co., Ltd	530,458	—
Chun Lyu	291,495	1,523
Ningbo Lihong Information System Engineering Co., Ltd.	158,448	—
Yun Li	148,402	—
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	142,117	4,358
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	137,781	—
Qingdao Lixing Technology Co., Ltd.	68,891	—
Qinghai Chengchuang ideal Trading Co. Ltd.	—	237,230
Anhui New Yalian Office Equipment Co., Ltd.	—	63,981
Others	19,679	—
Due from related parties	$3,197,017	$366,761

The Company historically loaned funds to its related parties for business purposes. The balance due from related parties is typically interest-free and due upon demand. For amount due from related parties, approximately 33.9%, or $1,084,279 of the March 31, 2025 balances have been subsequently collected as of August 14, 2025, the remaining balance is expected to be fully received by December 31, 2025.

d. Accounts payable - related parties

Accounts payable - related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Qingdao Lixing Technology Co., Ltd.	$90,946	$—
Yue Yan (Shanghai) Digital Technology Co., Ltd.	31,679	—
Hangzhou Shilian Office Equipment Co., Ltd	16,020	—
Others	1,616	1,387
Accounts payable - related parties	$140,261	$1,387

All these accounts payable to related parties occurred in the ordinary course of business and are payable upon demand without interest.

e. Due to related parties

Due to related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Peidong Xia	$114,358	$—
Hongkong Eshallgo Holding Group Co., Limited	10,285	—
Others	7,977	7,348
Due to related parties	$132,620	$7,348

Amount due to related parties are advances from related various related parties for working capital during the Company’s normal course of business. These advances are unsecured, non-interest bearing and due on demand.

f. Due to a related party – non-current

	March 31,	March 31,
	2025	2024
Zhongyang Pan	$126,759	$—
Due to a related party - non-current	$126,759	$—

Amount due to a related party – non-current is loan borrowed from the related party for working capital during the Company’s normal course of business for threes year with maturity date on December 15, 2027. The loan bears a fixed interest rate of 3.0% per annum.

g. Sales to related parties

Sales to related parties consisted of the following:

	For the Years Ended
	March 31,
	2025	2024	2023
Anhui New Yalian Office Equipment Co., Ltd.	$347,621	$155,599	$165,224
Shanghai Tuwen Office Equipment Co., Ltd.	232,774	92,214	115,189
Hangzhou Shilian Office Equipment Co., Ltd	142,957	15,330	—
Ningbo Lihong Information System Engineering Co., Ltd.	95,743	88,365	122,526
Hebei Leading Future Technology Co., Ltd.	49,252	46,295	160
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	16,682	8,807	40,018
Qingdao Lixing Technology Co., Ltd.	1,961	31,930	—
Youshi Innovation Business Group Co., Ltd.	—	28,683	—
Kunming Jinbi Office Equipment Co., Ltd.	—	17,147	—
Qinghai Jiayuan Mingyue Trade Co., Ltd.	—	—	75,818
Hebei Shilong Digital Technology Co., Ltd.	—	—	1,295
Others	3,581	486	25,048
Sales to related parties	$890,571	$484,856	$545,278

h. Purchases from related parties

Purchases from related parties consisted of the following:

	For the Years Ended
	March 31,
	2025	2024	2023
Shanghai Tuwen Office Equipment Co., Ltd.	$122,789	$6,477	$6,043
Ningbo Lihong Information System Engineering Co., Ltd.	6,896	21,466	—
Kunming Jinbi Office Equipment Co., Ltd.	—	468,385	684,327
Youshi Innovation Business Group Co., Ltd.	—	50,325	67,417
Yue Yan (Shanghai) Digital Technology Co., Ltd.	—	35,649	—
Qingdao Lixing Technology Co., Ltd.	—	4,328	18,204
Shanghai Mingzhe Office Equipment Co., Ltd.	—	—	1,570,180
Hebei Shilong Digital Technology Co., Ltd.	—	—	124,587
Others	9,289	3,507	25,802
Purchases from related parties	138,974	590,137	2,496,560

i. Loan transactions with related parties

Loan transactions with related parties consisted of the following:

		For the Years Ended
		March 31,
	Nature	2025	2024	2023
Qiwei Miao	Payments made to a related party	$(1,045,660)	$(53,507)	$—
Zhidan Mao	Payments made to a related party	(596,096)	—	—
Hangzhou Shilian Office Equipment Co., Ltd	Payments made to a related party	(533,479)	—	—
Chun Lyu	Payments made to a related party	(289,677)	—	—
Ningbo Lihong Information System Engineering Co., Ltd.	Collections received from (payments made to) a related party	(159,351)	—	65,668
Yun Li	Collections received from (payments made to) a related party	(149,247)	—	—
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	Payments made to a related party	(142,927)	(135,402)	(106,014)
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Payments made to a related party	(138,566)	—	—
Qingdao Lixing Technology Co., Ltd.	Payments made to a related party	(69,283)	—	—
Qinghai Chengchuang Ideal Trading Co. Ltd.	Collections received from (payments made to) a related party	237,405	(239,521)	—
Anhui New Yalian Office Equipment Co., Ltd.	Collections received from (payments made to) a related party	64,028	40,886	(110,109)
Zhongyang Pan	Proceeds from a related party	127,481	—	—
Peidong Xia	Proceeds from a related party	115,010	—	—
Shanghai Mingzhe Office Equipment Co., Ltd.	Collections received from (payments made to) a related party	—	209,702	(218,895)
Others	Proceeds/collection from (payment/repayment made to) related parties	(4,484)	(27,598)	35,510
Total		$(2,584,846)	$(205,440)	$(333,840)